Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Related Party Transaction [Line Items]
TSA expense	$ 230,000	$ 525,000
Due to Related Parties	247,000		$ 0
Related Party Transaction, Other Revenues from Transactions with Related Party		$ 1,700,000
Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 115,000		$ 0